Average balance sheet and interest rates (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 798,924	$ 774,944	$ 752,294
Interest Income	[1]	$ 33,222	$ 32,571	$ 31,232
Average Rate - Interest earning assets (as a percent)		4.20%	4.20%	4.20%
Average Balance - Non-Interest earning assets		$ 95,800	$ 98,366	$ 101,764
Average Balance - Total assets		894,724	873,310	854,058
Average Balance - Interest bearing liabilities		734,282	715,509	694,924
Interest Expense	[1]	$ 16,315	$ 16,066	$ 15,716
Average Rate - Interest bearing liabilities (as a percent)		2.20%	2.20%	2.30%
Average Balance - Non-interest bearing liabilities		$ 96,678	$ 95,753	$ 100,558
Average Balance - Total liabilities		830,960	811,262	795,482
Average Balance - Shareholders' equity		63,714	62,017	58,556
Average Balance - Non-controlling interests		50	31	20
Average Balance - Total equity		63,764	62,048	58,576
Average Balance - Total liabilities and equity		894,724	873,310	854,058
Reported
Average balance sheet and interest rates
Interest Income			32,571	31,232
Interest Expense			16,066	15,716
Collateral received | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		2,039	2,383	1,641
Interest Expense		$ 41	$ 37	$ 15
Average Rate - Interest bearing liabilities (as a percent)		2.00%	1.60%	0.90%
Collateral received | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 390	$ 342	$ 98
Interest Expense		$ 8	$ 6	$ 2
Average Rate - Interest bearing liabilities (as a percent)		2.10%	1.80%	2.00%
Collateral received | Other overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 1,188	$ 184	$ 242
Interest Expense		$ 8	$ 2	$ 2
Average Rate - Interest bearing liabilities (as a percent)		0.70%	1.10%	0.80%
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 425,799	$ 422,006	$ 409,586
Interest Expense		$ 7,023	$ 7,308	$ 7,344
Average Rate - Interest bearing liabilities (as a percent)		1.60%	1.70%	1.80%
Average Balance - Non-interest bearing liabilities		$ 42,455	$ 41,156	$ 39,355
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		54,720	51,368	51,042
Interest Expense		$ 1,235	$ 1,196	$ 1,173
Average Rate - Interest bearing liabilities (as a percent)		2.30%	2.30%	2.30%
Average Balance - Non-interest bearing liabilities		$ 5,996	$ 5,204	$ 4,660
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		26,270	26,599	24,085
Interest Expense		$ 687	$ 517	$ 351
Average Rate - Interest bearing liabilities (as a percent)		2.60%	1.90%	1.50%
Average Balance - Non-interest bearing liabilities		$ 819	$ 817	$ 867
Loan capital | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		15,080	15,028	15,841
Interest Expense		$ 632	$ 635	$ 638
Average Rate - Interest bearing liabilities (as a percent)		4.20%	4.20%	4.00%
Loan capital | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 1,777	$ 1,645	$ 43
Interest Expense		$ 91	$ 84	$ 2
Average Rate - Interest bearing liabilities (as a percent)		5.10%	5.10%	4.70%
Loan capital | Other overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 1,324	$ 1,324	$ 1,324
Interest Expense		$ 53	$ 55	$ 53
Average Rate - Interest bearing liabilities (as a percent)		4.00%	4.20%	4.00%
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 188,736	$ 177,746	$ 171,940
Interest Expense		$ 5,937	$ 5,594	$ 5,343
Average Rate - Interest bearing liabilities (as a percent)		3.10%	3.10%	3.10%
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 15,665	$ 15,011	$ 16,366
Interest Expense		$ 575	$ 591	$ 754
Average Rate - Interest bearing liabilities (as a percent)		3.70%	3.90%	4.60%
Other interest bearing liabilities | Other overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities		$ 1,294	$ 1,873	$ 2,716
Interest Expense		$ 25	$ 41	$ 39
Average Rate - Interest bearing liabilities (as a percent)		1.90%	2.20%	1.40%
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities		$ 26,568	$ 26,218	$ 32,488
Derivative financial instruments | Reported
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities		42,780	37,504
Life insurance liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities		7,653	8,874	10,560
Other liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities		13,187	13,484	12,628
Other liabilities | Reported
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities			12,199	11,586
Collateral paid | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets		8,428	5,239	6,926
Interest Income		$ 152	$ 86	$ 65
Average Rate - Interest earning assets (as a percent)		1.80%	1.60%	0.90%
Collateral paid | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 364	$ 252	$ 733
Interest Income		$ 7	$ 4	$ 5
Average Rate - Interest earning assets (as a percent)		1.90%	1.60%	0.70%
Collateral paid | Other overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 2,031	$ 2,594	$ 2,042
Interest Income		$ 42	$ 39	$ 26
Average Rate - Interest earning assets (as a percent)		2.10%	1.50%	1.30%
Trading securities and financial assets measured at FVIS | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 20,691	$ 17,420	$ 18,418
Interest Income		$ 468	$ 423	$ 416
Average Rate - Interest earning assets (as a percent)		2.30%	2.40%	2.30%
Trading securities and financial assets measured at FVIS | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 3,862	$ 3,538	$ 4,238
Interest Income		$ 85	$ 80	$ 96
Average Rate - Interest earning assets (as a percent)		2.20%	2.30%	2.30%
Trading securities and financial assets measured at FVIS | Other overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 4,521	$ 3,160	$ 4,101
Interest Income		$ 109	$ 61	$ 62
Average Rate - Interest earning assets (as a percent)		2.40%	1.90%	1.50%
Available-for-sale securities | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets			$ 55,458	$ 52,457
Interest Income			$ 1,692	$ 1,573
Average Rate - Interest earning assets (as a percent)			3.10%	3.00%
Available-for-sale securities | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets			$ 3,304	$ 3,479
Interest Income			$ 136	$ 147
Average Rate - Interest earning assets (as a percent)			4.10%	4.20%
Available-for-sale securities | Other overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets			$ 2,778	$ 2,272
Interest Income			$ 86	$ 75
Average Rate - Interest earning assets (as a percent)			3.10%	3.30%
Investment securities | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 56,875
Interest Income		$ 1,691
Average Rate - Interest earning assets (as a percent)		3.00%
Investment securities | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 3,850
Interest Income		$ 130
Average Rate - Interest earning assets (as a percent)		3.40%
Investment securities | Other overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 3,062
Interest Income		$ 98
Average Rate - Interest earning assets (as a percent)		3.20%
Loans and other receivables | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 589,427	$ 578,679	$ 558,361
Interest Income		$ 25,931	$ 25,700	$ 24,789
Average Rate - Interest earning assets (as a percent)		4.40%	4.40%	4.40%
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 79,255	$ 73,902	$ 73,055
Interest Income		$ 3,650	$ 3,516	$ 3,463
Average Rate - Interest earning assets (as a percent)		4.60%	4.80%	4.70%
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets		$ 26,558	$ 28,620	$ 26,212
Interest Income		$ 859	$ 748	$ 515
Average Rate - Interest earning assets (as a percent)		3.20%	2.60%	2.00%
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets		$ 25,959	$ 26,443	$ 28,897
Derivative financial instruments | Reported
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets			34,702	37,673
Life insurance assets
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets		9,610	10,664	12,447
Other
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets		$ 60,231	61,259	60,420
Other | Reported
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets			$ 61,938	$ 60,111

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.